PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Plant, Property and Equipment

	December 31, 2016	December 31, 2015
Land, buildings and improvements	$8,998	$8,500
Wireless communication systems	685,562	607,411
Furniture, equipment, vehicles and software	111,690	104,867
Construction in progress	61,246	48,214

	867,496	768,992
Less: accumulated depreciation	(473,931)	(395,700)

Property and equipment, net	$393,565	$373,292

Activity in AROs

The activity in the AROs was as follows:

	Years Ended December 31,
	2016	2015
Beginning balance	$18,878	$14,959
Revisions in estimated cash flows	(690)	2,689
Additional accruals	1,733	1,410
Foreign currency translation	132	(1,349)
Accretion	1,585	1,169
Disposals	(45)	—
Ending balance	$21,593	$18,878